SUBSEQUENT EVENTS	6 Months Ended
Oct. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 8 - SUBSEQUENT EVENTS The Company has evaluated events through the date the financial statements were issued. There are no subsequent events required to be reported.